UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2000


Check here if Amendment [X]; Amendment Number: 4

     This Amendment (Check only one.):  [_]    is a restatement.
                                        [X]    adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON 3/15/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners, LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck, II           Greenwich, Connecticut         February 26, 2000
------------------------        ----------------------         -----------------
      [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 ----------
Form 13F Information Table Entry Total:                   5
                                                 ----------
Form 13F Information Table Value Total:              24,005
                                                 ----------
                                                 (thousands)




List of Other Included Managers:

None

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          Form 13F INFORMATION TABLE - MILTON ARBITRAGE PARTNERS LLC -
                      POSITIONS FOR QUARTER ENDED 3/31/00
--------------------------------------------------------------------------------

                                                               VALUE    SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP    x($1,000)  PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------   --------- ---------  ------- --- ----  -------- --------  ------  ------   ----
EASTERN UTILS                      COMMON STOCK    277173100   8,559   272,300  SH         SOLE              272,300
ASSOC

FIRST SEC CORP                     COMMON STOCK    336294103   5,191   432,600  SH         SOLE              432,600
DEL

HARTFORD LIFE INC                  CL A COM        416592103   5,503   117,400  SH         SOLE              117,400


LG & E ENERGY                      COMMON STOCK    501917108   3,559   155,600  SH         SOLE              155,600
CORP COM

OCULAR SCIENCES                    COMMON STOCK    675744106   1,193    75,800  SH         SOLE               75,800
INC